FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial liabilities
Schedule of maximum exposure to credit risk

	December 31,	December 31,
	2022	2021
Cash	11,934	3,854
Trade accounts receivables	1,295	806
Other accounts receivable	2,166	711
FPA	40,852	—
Contract assets	5,035	6,015
Total	61,282	11,386

Schedule of currency risk

	December 31, 2022
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,281	640	607	9,406	11,934
Trade receivables	—	187	804	304	1,295
Prepaid expenses and other	—	2,149	—	17	2,166
Derivatives FPA	—	—	—	40,852	40,852
Contract Assets	—	—	3,720	1,315	5,035
	1,281	2,976	5,131	51,894	61,282
Liabilities:
Current liabilities:
Current maturities long-term loans	—	—	—	—	—
Trade payables	(614)	(324)	(433)	(89)	(1,460)
Payables and credit balances	(2,644)	(942)	(721)	(3,322)	(7,629)
	(3,258)	(1,266)	(1,154)	(3,411)	(9,089)
Non-current liabilities:
Long term loans from banks	—	—	—	(54,926)	(54,926)
Net balances	(1,977)	1,710	3,977	(6,443)	(2,733)

	December 31, 2021
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	747	19	2,454	634	3,854
Trade receivables	80	77	608	41	806
Other accounts receivable	—	711	—	—	711
Contract Assets	—	—	1,248	4,767	6,015
	827	807	4,310	5,442	11,386
Liabilities:
Current liabilities:
Current maturities long-term loans	(508)	—	—	(5,826)	(6,334)
Trade payables	(518)	(945)	(3,594)	(3,465)	(8,522)
Payables and credit balances	(5,164)	—	(1,032)	(436)	(6,632)
	(6,190)	(945)	(4,626)	(9,727)	(21,488)
Non-current liabilities:
Long term loans from banks	(1,543)	—	—	(5,400)	(6,943)
Net balances	(6,906)	(138)	(316)	(9,685)	(17,045)

Schedule of sensitivity analysis

	December 31,	December 31,
	2022	2021
Linked to NIS	(1,977)	(6,906)
	10%	10%
	(198)	(690)
Linked to EUR	1,711	(138)
	10%	10%
	171	(14)
Linked to GBP	3,977	(316)
	10%	10%
	398	(32)

Schedule of maturity analysis of financial liabilities

December 31, 2022	Within 30 days	1 – 12 Months	1 – 5 Years	Total
Current maturities long-term loans	—	—	—	—
Liabilities in respect of leases-ST	269	752	—	1,021
Trade payables	251	1,209	—	1,460
Payables to related parties	—	—	—	—
Other Accounts Payable	3,534	4,309	—	7,843
Long term loans from banks, net	—	—	77,543	77,543
Liabilities in respect of leases-LT	—	—	2,280	2,280
Loan from Shareholder	—	—	—	—
Derivatives Liabilities	—	—	20,305	20,305
Total	4,054	6,270	100,128	110,452

December 31, 2021	Within 30 days	1 – 12 Months	1 – 5 Years	Total
Current maturities long-term loans	448	5,886	—	6,334
Liabilities in respect of leases-ST	132	857	—	989
Trade payables	—	8,522	—	8,522
Payables to related parties	—	2,149	—	2,149
Other Accounts Payable	—	4,483	—	4,483
Long term loans from banks, net	—	—	6,943	6,943
Liabilities in respect of leases-LT	—	—	2,984	2,984
Loan from Shareholder	—	—	4,533	4,533
Derivatives Liabilities	—	1,392	—	1,392
Total	580	23,289	14,460	38,329

Schedule of fair value of financial liabilities

	Level	December 31, 2022	December 31, 2021
Financial Liabilities:
Warrants	3	—	1,392
SPAC Public Warrant	1	286	—
SPAC Private Warrant	2	121	—
Price Adjustment shares	3	19,898	—
Total		20,305	1,392

Derivatives Liabilities
Fair value of financial liabilities
Schedule of changes in fair value of liabilities

Warrants
Balance at January 1, 2021	1,118
Issuance of warrants	74
Changes in fair value recognized in finance expenses	200
Balance at December 31, 2021	1,392
Exercise of warrants to shares	(397)
Exercise of warrants to cash (adjustment to other accounts payables)	(800)
Changes in fair value recognized in finance expenses	(195)
Balance at December 31, 2022	—

SPAC Warrant
Fair value of financial liabilities
Schedule of changes in fair value of liabilities

SPAC
Warrants
Balance at December 31, 2021	—
Issuance of warrant (SPAC transactions)	416
Changes in fair value recognized in finance expenses	872
Exercise of warrants	(881)
Balance at December 31, 2022	407

Price adjustment shares
Fair value of financial liabilities
Schedule of changes in fair value of liabilities

PAS

Balance on December 31, 2021	—
Issuance of PAS (Liability part)	21,543
Changes in fair value recognized in finance expenses	(1,645)
Balance on December 31, 2022	19,898